4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Changes In Estimates And Accounting Policies
4. CHANGES IN ESTIMATES AND ACCOUNTING POLICIES

4.1       Changes in Accounting Estimates

At the closing date of these consolidated financial statements, there have not been changes in the methodology of the accounting estimates calculation for Viña Concha y Toro and subsidiaries compared with the prior year.

4.2       Changes in Accounting Policies

The consolidated financial statements of Viña Concha y Toro S.A. and subsidiaries as of December 31, 2017 record no changes in the accounting policies compared to the prior year.